Accounts Receivable, Net - Allowance for Doubtful Receivables (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Balance at beginning of period	$ (49)	$ (613)	$ (458)
Charges to costs and expenses	0	0	(155)
Amount utilized	49	564	0
Balance at end of period	$ 0	$ (49)	$ (613)